Net (Loss) Income Per Share (Details) - Schedule of number of shares underlying outstanding dilutive securities - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	15,961,310	14,092,085	11,727,977	14,092,085	23,124,339	15,936,458
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,399,635	11,584,747	11,399,635	11,584,747	10,975,222	10,087,294
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,233,333				12,149,117	5,849,164
XL Legacy Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	6,117	2,507,338	6,117	2,507,338
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	322,225		322,225